Summary of Significant Accounting Policies (Details Textual)	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($) Agreements $ / shares	Sep. 30, 2018 USD ($) Agreements $ / shares	Dec. 31, 2017 $ / shares	Feb. 28, 2018 $ / shares
Summary of Significant Accounting Policies (Textual)
Common stock, per shares	$ 2.38	$ 2.30	$ 2.52
Number of licencing agreements | Agreements	2	2
U.S. federal corporate tax rate		21.00%	34.00%
Convertible estimated price per share		$ 1.80
Additional qualified financing amount triggering future warrant issuance | $	$ 3,000,000	$ 3,000,000
Federally insured amounts | $	$ 2,075,088
Estimate of fair value [Member]
Summary of Significant Accounting Policies (Textual)
Common stock, per shares		$ 2.30		$ 2.29